General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL
NOTE 1:	GENERAL

A.	B.O.S. Better Online Solutions Ltd. (“BOS” or the “Company”) is an Israeli corporation. The Company’s shares are listed on NASDAQ under the ticker BOSC.

B.	As of June 30, 2026, the Company has three operating segments: Intelligent Robotics, RFID and Supply Chain Solutions.

C.	The Company’s wholly owned subsidiaries include:

1.	BOS-Dimex Ltd., (“BOS-Dimex”), is an Israeli company that comprises the RFID segment. BOS-Dimex provides comprehensive turn-key solutions for Automatic Identification and Data Collection (AIDC), combining a mobile infrastructure with software applications of manufacturers that we represent. BOS-Dimex also offers on-site inventory count services in the fields of apparel, food, convenience and pharma as well as asset tagging and counting services for corporate and governmental entities.

2.	BOS-Odem Ltd. (“BOS-Odem”), an Israeli company, is a distributor of electronic components to customers worldwide, mainly in the aerospace and defense industries. BOS-Odem is also a supply chain service provider for aviation customers that prefer to consolidate their component acquisitions through a supplier that is able to provide a comprehensive solution to their components-supply needs. BOS-Odem is part of the Supply Chain Solutions segment; and

3.	Ruby-Tech Inc., a New York corporation, is a wholly owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segment.

D.	Iron Swords War

In October 2023, Israel was attacked by Hamas and entered a state of war. Since then, the conflict has expanded into a broader regional conflict and increased tensions, including direct hostilities involving Iran and disruptions affecting commercial shipping routes, which resulted in periods of heightened security restrictions and disruption to economic activity in Israel. The security situation has created challenges for businesses operating in Israel, including potential disruptions to supply chains, transportation and shipping, workforce availability, and customer and supplier operations. The Company has taken measures to safeguard its employees and facilities and to mitigate potential impacts on its operations. As of the date of these financial statements, the Company believes that the security situation has not had a significant impact on its activities.